SHORT-TERM INVESTMENTS - Trading and Available for Sale Securities Measured and Recorded at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] USD ($)	Dec. 31, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) [Member] USD ($)	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] USD ($)	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 46,547	289,995	245,090		289,995
Trading securities	83	518	708		518
Total	$ 46,630	290,513		$ 46,630	290,513